Non-controlling interests (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (159,130,726)	$ (360,431,202)
Shaanxi Zhongmao Economy Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 0	$ 0
Xinyuan Property Management Service (Cayman) Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	47.14%	32.50%
Non-controlling interests	$ (72,201,420)	$ (44,142,857)
Taicang Pengchi Real Estate Co., Limited. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (36,937,776)	$ (35,235,533)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (40,429,789)	$ (42,530,617)
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ 0
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") (3) [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%	79.99%
Non-controlling interests	$ (12,542,785)	$ (12,256,043)
Henan Yanchuang Enterprise Management Consulting Co. Ltd
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ (225,290,809)
Zhengzhou Xinhe Real Estate Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%	20.00%
Non-controlling interests	$ 756,256	$ (2,257,587)
Other [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 2,224,788	$ 1,282,244